Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes [Line Items]
Deferred income taxes	$ (338)	$ (337)	$ (273)
Israel, New Shekels
Deferred income taxes [Line Items]
Deferred income taxes	(432)	(420)
Euro Member Countries, Euro
Deferred income taxes [Line Items]
Deferred income taxes	51	38
Brazilian Real [Member]
Deferred income taxes [Line Items]
Deferred income taxes	15	24
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	11	11
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	9	1
Other Currency [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ 8	$ 9